[LOGO]  MUTUAL FUNDS
        FOR PEOPLE                                                   [EDUCATION
        WHO MAY                                                       SIGN]
        INVEST



Semiannual Report June 30, 2001



                                   EATON VANCE
[CARSON HIGHWAY]                    TAX FREE
                                    RESERVES



                   [BRIDGE]

Eaton Vance Tax Free Reserves as of June 30, 2001

INVESTMENT UPDATE

                       Investment Environment
                       -----------------------
                       The Economy

                       - The slowdown in the economy that
                         started in the latter part of 2000
                         continued through the first half of
                         2001. In an attempt to revive eco-
                         nomic activity, the Federal Reserve
                         Board reduced the Federal Funds
                         rate by 2.75% over a series of six
William H. Ahern, Jr.    cuts during the first half of 2001.
Portfolio Manager        This was the fastest Fed Funds
                         interest rate reduction since Alan
                         Greenspan became Chairman in
                         1987.

- The economic downturn in the first half of the year was led by a decrease in business spending, as many firms struggled to deal with a combination of excess capacity and a slowing economy. The consumer sector continued to support the overall economy as both consumer spending and confidence held up in the face of continued layoff announcements in the labor markets.

  The Market

- As the Fed began its series of rate cuts designed to ease monetary policy in late 2000, the bond markets - which tend to move in the opposite direction of inter-est rates - rallied strongly in early 2001. However, as recession fears began to ebb somewhat in the spring, the bond market slowed. The Lehman Brothers
  Municipal Bond Index, a broad-based, unmanaged index of municipal bonds, reflected that pullback. The
  Index, which had a total return of 9.98% for the year ended June 30, 2001, had a return of just 2.88% for the final six months of that period.(1)

- The most recent Fed cut in June, which was only
  0.25%, signaled that the Fed may be nearing the end of its rate-cutting cycle. However, market participants believe more cuts are coming and are pricing in at least another 0.25% of easing through the end of 2001.

--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

The Fund
-----------------------
  The Past Six Months

- During the six months ended June 30, 2001, shareholders of Eaton Vance Tax Free Reserves received $0.014 per share in dividend income, all of which was free from regular federal income tax.(2)

- Based on the last monthly dividend paid and the Fund's $1.00 share price, its distribution rate was 2.28% on June 30, 2001.(3) The Fund's 7-day yield on that date was 2.30%.(4)

  About Eaton Vance Tax Free Reserves

- To attain its investment objective, Eaton Vance Tax
  Free Reserves invests in a diversified portfolio of high-quality obligations, including bonds, notes, and commercial paper, the interest from which is exempt from regular federal income tax.(2) The Fund invests in short-term obligations that are rated in the two high-est short-term ratings categories, thereby offering minimal credit risk.(5)

- For example, at June 30, 2001, approximately 32% of the portfolio's assets were invested in general obligation bonds (GOs). Issued by states, counties, cities, towns, villages, and school districts, GOs are backed by the full faith and credit of the issuer, as represented by the unlimited taxing power of the jurisdiction. Because of that taxing power, general obligation bonds are often accorded a fairly high credit quality, dependent, of course, on the creditworthiness of the community in question.

(1) It is not possible to invest directly in an Index.

(2) Aportion of the Fund's income may at times be subject to federal alternative minimum and/or regular income tax. Income may be subject to state tax.

(3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized)by the net asset value.

(4) The Fund's yield is calculated by dividing the net investment income per share for the 7-day period by the net asset value at the end of the period and annualizing the result.

(5) An investment in the Fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. It is possible to lose money by investing in the Fund. The Fund has no sales charge.


    Past performance is no guarantee of future results. Investment return and yield may vary.

EATON VANCE TAX FREE RESERVES AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.5%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Commercial Paper -- 4.2%
------------------------------------------------------------------------
     $1,500        Rochester, MN, Health Care Facilities,    $ 1,500,000
                   (Mayo Clinic), 3.15%, 7/18/01
------------------------------------------------------------------------
                                                             $ 1,500,000
------------------------------------------------------------------------
General Obligation Notes/Bonds -- 31.9%
------------------------------------------------------------------------
     $  825        Amarillo, TX, Independent School          $   844,313
                   District, 7.00%, 2/1/02
      1,260        Decatur County, GA, School District,        1,265,144
                   5.00%, 10/1/01
        900        Dougherty County, GA, School District,        913,252
                   5.00%, 3/1/02
      2,000        Georgia State, 4.25%, 8/1/01                2,002,260
      1,000        Johnson County, KS, 5.25%, 9/1/01           1,001,506
        550        Johnson County, KS, Unified School            554,026
                   District No. 229, 7.80%, 9/1/01
      1,000        Louisiana State, 6.00%, 8/1/01              1,001,416
        635        Marion, IL, (FGIC), 4.00%, 9/15/01            635,829
        750        Mecklenburg County, NC, Public                761,002
                   Improvements, 4.75%, 4/1/02
      2,000        Nashua, NH, 6.00%, 9/15/01                  2,006,647
        500        Shawnee County, KS, 5.30%, 9/1/01             500,779
------------------------------------------------------------------------
                                                             $11,486,174
------------------------------------------------------------------------
Variable Rate Demand Obligations -- 62.4%
------------------------------------------------------------------------
     $1,250        Albuquerque, NM, Airport, (LOC:           $ 1,250,000
                   Bayerische Landesbank), 2.70%, 7/1/17
      1,700        Chicago, IL, O'Hare International           1,700,000
                   Airport, (Compagnie Nationale Air
                   France), (LOC: Societe Generale),
                   2.75%, 5/1/18
      2,000        Clark County, NV, Airport, (LOC:            2,000,000
                   Westdeutsche Landesbank), 2.60%, 7/1/25
      2,000        Delaware Valley, PA, Regional Finance       2,000,000
                   Authority, (LOC: Credit Suisse First
                   Boston), 2.65%, 12/1/20
        300        Fulton County, GA, IDR, (American             300,000
                   National Red Cross), (LOC: Wachovia Bank
                   of Georgia, N.A.), 2.75%, 8/1/05
        800        Galveston, TX, IDR., (Mitchell                800,000
                   Interests), (LOC: Bank One Texas, N.A.),
                   3.00%, 9/1/13
        820        Illinois Development Finance Authority,       820,000
                   (Cinnamon Lake Towers), (LOC: Bank One,
                   N.A.), 2.80%, 4/15/37
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Variable Rate Demand Obligations (continued)
------------------------------------------------------------------------
     $1,000        Indiana Health Facilities Financing       $ 1,000,000
                   Authority, (Deaconess Hospital), (LOC:
                   First National Bank of Chicago),
                   2.70%, 1/1/22
      1,500        Kansas City, MO, IDA, (Willow Creek IV      1,500,000
                   Apartments), Fannie Mae, 2.70%, 9/1/25
        950        Metropolitan Government of Nashville and      950,000
                   Davidson County, TN, IDR, (Dixie
                   Graphics, Inc.), (LOC: Suntrust Bank,
                   Nashville N.A.), 2.70%, 5/1/09
      1,100        Missouri HEFA, Cox Health Systems, (SPA:    1,100,000
                   Chase Manhattan Bank), (MBIA),
                   3.20%, 6/1/15
        750        Nebhelp, Inc., NE, (LOC: Student Loan         750,000
                   Marketing), 2.80%, 12/1/16
      1,500        New York, NY, Local Government              1,500,000
                   Assistance Corp., (LOC: Bank of Nova
                   Scotia), 2.35%, 4/1/25
        100        North Carolina Medical Care Commission,       100,000
                   (Lexington Memorial Hospital), (LOC:
                   Wachovia Bank, N.A.), 3.30%, 4/1/10
        600        North Carolina Medical Care Commission,       600,000
                   (Pooled Financing), (LOC: Bank of
                   America, N.A.), 3.30%, 10/1/16
        700        Panhandle-Plains, TX, HEFA, (LOC:             700,000
                   Student Loan Marketing), 2.70%, 10/1/02
      2,000        Port Development Corp., TX, Stolt           2,000,000
                   Terminals, (LOC: Canadian Imperial
                   Bank), 2.65%, 1/15/14
      1,520        Putnam County, FL, PCR, (Seminole           1,520,000
                   Electric), (SBPA: National Rural
                   Utilities Corp.), 2.85%, 3/15/14
      1,880        Texas Veteran's Housing Assistance State    1,880,000
                   Guaranty, 2.60%, 12/1/16
------------------------------------------------------------------------
                                                             $22,470,000
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.5%
   (identified cost $35,456,174)                             $35,456,174(1)
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.5%                       $   556,186
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $36,012,360
------------------------------------------------------------------------

 At June 30, 2001, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:

Georgia                                             12.4%
Texas                                               17.3%
Others, representing less than 10% individually     68.8%

 (1)  Cost for federal income taxes is the same.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX FREE RESERVES AS OF JUNE 30, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2001
Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $35,456,174)                           $35,456,174
Cash                                            7,012
Receivable for Fund shares sold               758,788
Interest receivable                           262,087
Prepaid expenses                                  229
-----------------------------------------------------
TOTAL ASSETS                              $36,484,290
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for Fund shares redeemed          $   391,769
Dividends payable                              52,390
Payable to affiliate for Trustees' fees         2,007
Accrued expenses                               25,764
-----------------------------------------------------
TOTAL LIABILITIES                         $   471,930
-----------------------------------------------------
NET ASSETS FOR 36,029,908 SHARES OF
   BENEFICIAL INTEREST OUTSTANDING        $36,012,360
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Paid-in capital                           $36,029,908
Accumulated net realized loss (computed
   on the basis of identified cost)           (17,548)
-----------------------------------------------------
TOTAL                                     $36,012,360
-----------------------------------------------------
Shares of beneficial interest outstanding
-----------------------------------------------------
                                          $36,029,908
-----------------------------------------------------

Net Asset Value, Offering Price and
Redemption Price Per Share
-----------------------------------------------------
($36,012,360  DIVIDED BY 36,029,908
   SHARES OF BENEFICIAL INTEREST
   OUTSTANDING)                           $      1.00
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2001
Investment Income
--------------------------------------------------
Interest                                  $666,749
--------------------------------------------------
TOTAL INVESTMENT INCOME                   $666,749
--------------------------------------------------

Expenses
--------------------------------------------------
Investment adviser fee                    $ 98,717
Trustees' fees and expenses                  5,527
Custodian fee                               17,390
Legal and accounting services                9,250
Transfer and dividend disbursing agent
   fees                                      6,966
Registration fees                            6,872
Printing and postage                         4,722
Interest                                       630
Miscellaneous                                4,104
--------------------------------------------------
TOTAL EXPENSES                            $154,178
--------------------------------------------------
Deduct --
   Reduction of custodian fee             $ 17,390
   Reduction of investment adviser fee      19,953
--------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $ 37,343
--------------------------------------------------

NET EXPENSES                              $116,835
--------------------------------------------------

NET INVESTMENT INCOME                     $549,914
--------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX FREE RESERVES AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2001     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2000
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $        549,914  $       1,499,750
   Net realized gain                                    --                139
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $        549,914  $       1,499,889
-----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income             $       (549,914) $      (1,499,750)
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $       (549,914) $      (1,499,750)
-----------------------------------------------------------------------------
Transactions in shares of beneficial
   interest at Net Asset Value of $1.00
   per share --
   Proceeds from sale of shares           $     50,613,498  $     150,717,003
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared                       112,879            383,825
   Cost of shares redeemed                     (60,417,169)      (145,853,552)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           $     (9,690,792) $       5,247,276
-----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $     (9,690,792) $       5,247,415
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $     45,703,152  $      40,455,737
-----------------------------------------------------------------------------
AT END OF PERIOD                          $     36,012,360  $      45,703,152
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX FREE RESERVES AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                  SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2001       --------------------------------------------------------
                                  (UNAUDITED)           2000        1999        1998        1997        1996
--------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 1.000         $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
--------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.014         $ 0.036     $ 0.029     $ 0.031     $ 0.031     $ 0.030
--------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------
From net investment income            $(0.014)        $(0.036)    $(0.029)    $(0.031)    $(0.031)    $(0.030)
--------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.014)        $(0.036)    $(0.029)    $(0.031)    $(0.031)    $(0.030)
--------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 1.000         $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
--------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                          1.46%           3.69%       2.89%       3.09%       3.16%       3.08%
--------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
--------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $36,012         $45,703     $40,456     $47,272     $33,960     $23,355
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          0.69%(2)        0.55%       0.46%       0.48%       0.52%       0.33%
   Net expenses after
      custodian fee reduction            0.60%(2)        0.46%       0.38%       0.40%       0.46%       0.27%
   Interest expense                        --(2)(3)        --(3)       --(3)     0.01%       0.01%       0.02%
   Net investment income                 2.81%(2)        3.56%       2.83%       3.04%       3.12%       3.04%
--------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.79%(2)        0.75%       0.76%       0.76%       0.67%       0.69%
   Expenses after custodian
      fee reduction                      0.70%(2)        0.66%       0.68%       0.68%       0.61%       0.63%
   Net investment income                 2.71%(2)        3.36%       2.53%       2.76%       2.96%       2.66%
Net investment income per
   share                              $ 0.014         $ 0.034     $ 0.026     $ 0.028     $ 0.030     $ 0.027
--------------------------------------------------------------------------------------------------------------

 (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (2)  Annualized.
 (3)  Represents less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX FREE RESERVES AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Tax Free Reserves (the Fund) is a series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund seeks to earn as high a rate of income exempt from regular federal income tax consistent with preservation of capital and maintenance of liquidity. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Security Valuation -- The Fund values investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which the Fund must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

 B Interest Income -- Interest income consists of interest accrued, adjusted for amortization of any discount or premium, accrued ratably to the date of maturity or call.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2000, the Fund, for federal income tax purposes, had a capital loss carryover of $17,548, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryover will expire on December 31, 2002 ($16,069) and December 31, 2005 ($1,479). Dividends paid by the Fund from net interest earned on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for shareholders.

 D Other -- Investment transactions are accounted for on a trade date basis.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2001 and for the six months then ended have not been audited by independent certified public accountants but in the opinion of the Fund's management reflects all adjustments, consisting only of normal recurring adjustment, necessary for the fair presentation of the financial statements.

2 Distribution to Shareholders
-------------------------------------------
   The net investment income of the Fund is determined daily, and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Such dividends are paid monthly. Distributions are paid in the form of additional shares of the Fund, or, at the election of the shareholder, in cash.

3 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management, investment advisory, and other services rendered to the Fund and is computed at the monthly rate of 1/24 of 1% (0.50% annually) of the Fund's average monthly net assets. To enhance the net investment income of the Fund,

EATON VANCE TAX FREE RESERVES AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   EVM made a reduction of its fee in the amount of $19,953 for the six months ended June 30, 2001. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Certain officers and Trustees of the Fund are officers of the above organizations.

4 Shares of Beneficial Interest
-------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

5 Line of Credit
-------------------------------------------
   The Fund participates with other portfolios and funds managed by EVM and affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The average daily loan balance for the six months ended June 30, 2001 was $20,442 and the average interest rate was 6.21%.

6 Purchases and Sales of Investments
-------------------------------------------
   The Fund invests primarily in state and municipal debt securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or municipality. Purchases and sales (including maturities) of investments aggregated $30,478,909 and $39,330,000, respectively.

EATON VANCE TAX FREE RESERVES AS OF JUNE 30, 2001

INVESTMENT MANAGEMENT

EATON VANCE TAX FREE RESERVES

Officers

James B. Hawkes
President and Trustee

William H. Ahern, Jr.
Vice President and
Portfolio Manager

Thomas J. Fetter
Vice President

Armin J. Lang
Vice President

Michael R. Mach
Vice President

Robert B. MacIntosh
Vice President

Edward E. Smiley, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122



                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE


The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:


- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.


- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).


- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.


For more information about Eaton Vance's privacy policies, call: 1-800-262-1122



EATON VANCE TAX FREE RESERVES
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

-------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
-------------------------------------------------------------------------------

277-8/01                                                                  TRSRC